Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 148,156	$ 241,943
Short-term deposits	251,500	156,000
Trade accounts receivable, net	80,611	57,825
Inventories	65,541	58,759
Other current assets	11,156	5,653
Total current assets	556,964	520,180
Long-term deposits	79,000	32,000
Long-term inventory	5,357	5,150
Deferred tax asset, net	1,004	227
Other assets	1,024	190
Property, plant and equipment, net	33,141	25,400
Intangible assets, net	597	610
Total non-current assets	120,123	63,577
Total assets	677,087	583,757
Current liabilities
Trade accounts payable	31,667	33,550
Other current liabilities	56,833	56,137
Total current liabilities	88,500	89,687
Long-term liabilities
Other long-term liabilities	8,748	5,800
Convertible notes	195,737	194,643
Total noncurrent liabilities	204,485	200,443
Total liabilities	292,985	290,130
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2022 and 2021; 46,505,318 and 45,939,019 issued shares at December 31, 2022 and 2021, respectively; 44,412,942 and 43,846,643 shares outstanding at December 31, 2022 and 2021, respectively	175	172
Additional paid-in capital	187,105	176,582
Retained earnings	198,720	118,771
Total shareholders' equity before treasury stock	386,000	295,525
Treasury stock, at cost (2,092,376 shares as of December 31, 2022 and 2021)	(1,898)	(1,898)
Total shareholders' equity	384,102	293,627
Total liabilities and shareholders' equity	$ 677,087	$ 583,757